Employee future benefits (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)
Defined contribution pension plans
Matching contribution to employees' 5% contribution (in percent)	100.00%		100.00%
Defined benefit pension expense	$ 10		$ 9		$ 9
Obligation for defined benefit pension plans	17		14		9
Pension plans
Defined contribution pension plans
Defined benefit pension expense	1		2		0
TELUS (parent)
Defined contribution pension plans
Defined benefit pension expense		$ 4		$ 2
TELUS (parent) | Pension plans
Defined contribution pension plans
Defined benefit pension expense	$ 4		$ 2		$ 2